Consolidated Statements of Income	12 Months Ended
	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
OPERATING REVENUES
Total operating revenues	$ 3,010,817	$ 2,367,181	$ 685,820	$ 5,022,071
COST OF REVENUES	(626,672)	(492,706)	(253,193)	(1,013,510)
GROSS PROFIT	2,384,145	1,874,475	432,627	4,008,561
OPERATING EXPENSES
Selling and marketing expenses	(16,452)	(12,935)		(104,423)
General and administrative expenses	(778,801)	(612,313)	(1,556,688)	(2,310,297)
Research and development expenses	(1,120,000)	(880,572)	(116,592)	(86,921)
Total operating expenses	(1,915,253)	(1,505,820)	(1,673,280)	(2,501,641)
INCOME/(LOSS) FROM OPERATIONS	468,892	368,655	(1,240,653)	1,506,920
OTHER INCOME (EXPENSE)
Interest expense	(57,340)	(45,082)	(210,987)	(103,814)
Finance expenses			(34,830)	(72,591)
Foreign exchange (loss)/income	(345)	(271)	1,535	(4,080)
Other income, net	51,922	40,822	67,755	89,361
Total other expense, net	(5,763)	(4,531)	(176,527)	(91,124)
INCOME/(LOSS) BEFORE INCOME TAXES	463,129	364,124	(1,417,180)	1,415,796
(PROVISION FOR)/BENEFIT FROM INCOME TAX
Current	(102,588)	(80,657)		(194,390)
Deferred			3,622	(3,622)
Total (provision for)/benefit from income tax	(102,588)	(80,657)	3,622	(198,012)
NET INCOME (LOSS)	$ 360,541	$ 283,467	$ (1,413,558)	$ 1,217,784
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	16,000,000	16,000,000	16,000,000	16,000,000
Diluted	16,000,000	16,000,000	16,000,000	16,000,000
EARNINGS/(LOSS) PER SHARE
Basic | (per share)	$ 0.02	$ 0.02	$ (0.09)	$ 0.08
Diluted | (per share)	$ 0.02	$ 0.02	$ (0.09)	$ 0.08
Software development service
OPERATING REVENUES
Total operating revenues	$ 3,010,817	$ 2,367,181	$ 685,820	$ 4,532,571
Consulting and technical support services
OPERATING REVENUES
Total operating revenues				133,100
Product sales
OPERATING REVENUES
Total operating revenues				$ 356,400